Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2018
Equity Method Investments [Abstract]
Summarised financial information on Huarong Rongde Asset Management Company Ltd [text block table]

Summarized financial information on Huarong Rongde Asset Management Company Limited[1]

in € m.	Dec 31, 2017	Dec 31, 2016
Total net revenues	197	193
Net income	157	146
Other comprehensive income	(19)	(2)
Total comprehensive income[2]	138	143

in € m.	Dec 31, 2017	Dec 31, 2016
Total assets	7,058	5,243
Total liabilities	5,579	4,052
Noncontrolling Interest	739	534
Net assets of the equity method investee	740	657

[1]Due to the difference in reporting timelines for the Group and Huarong Rongde Asset Management Company Limited Equity method accounting was performed for December 2018 based on December 2017 PRC GAAP audited financials and for December 2017 based on December 2016 PRC GAAP audited financials.

[2]The Group received dividends from Huarong Rongde Asset Management Company Limited of € 17 million during the reporting period 2018 (2017: € 23 million)

Reconciliation of total net assets of Huarong Rongde Asset Management Company Ltd to the Groups carrying amount [text block table]

Reconciliation of total net assets of Huarong Rongde Asset Management Company Limited to the Group’s carrying amount[1]

in € m.	Dec 31, 2017	Dec 31, 2016
Net assets of the equity method investee	740	657
Group's ownership percentage on the investee's equity	40.7%	40.7%
Group's share of net assets	301	268
Goodwill	0	0
Intangible Assets	0	0
Other adjustments	(17)	(22)
Carrying amount[2]	284	246

[1]Due to the difference in reporting timelines for the Group and Huarong Rongde Asset Management Company Limited Equity method accounting was performed for December 2018 based on December 2017 PRC GAAP audited financials and for December 2017 based on December 2016 PRC GAAP audited financials.

[2]There is no impairment loss in 2018 and 2017

Summarised financial information on Harvest Fund Management Co., LTD [text block table]

Summarized financial information on Harvest Fund Management Co., Ltd.

in € m.	Dec 31, 2018[1]	Dec 31, 2017[2]
Total net revenues	597	537
Net income	162	152
Other comprehensive income	1	(1)
Total comprehensive income[3]	163	150

in € m.	Dec 31, 2018	Dec 31, 2017
Total assets	1,123	1,448
Total liabilities	398	853
Noncontrolling Interest	45	24
Net assets of the equity method investee	681	571

[1]December 2018 numbers are based on 2018 unaudited financials

[2]December 2017 numbers are based on 2017 audited financials

[3]The Group received dividends from Harvest Fund Management Co., Ltd. of € 12 million during the reporting period 2018 (2017: € 7 million)

Reconciliation of total net assets of Harvest Fund Management Co., LTD to the Groups carrying amount [text block table]

Reconciliation of total net assets of Harvest Fund Management Co., Ltd.to the Group’s carrying amount

in € m.	Dec 31, 2018[1]	Dec 31, 2017[2]
Net assets of the equity method investee	681	571
Group's ownership percentage on the investee's equity	30%	30%
Group's share of net assets	204	171
Goodwill	17	16
Intangible Assets	14	14
Other adjustments	1	4
Carrying amount[3]	236	205

[1]December 2018 numbers are based on 2018 unaudited financials

[2]December 2017 numbers are based on 2017 audited financials

[3]There is no impairment loss in 2018 (€ 1 million in 2017)

Information on the Groups Share in Associates and Joint Ventures individually immaterial [text block table]

Aggregated financial information on the Group’s share in associates and joint ventures that are individually immaterial

in € m.	Dec 31, 2018	Dec 31, 2017
Carrying amount of all associates that are individually immaterial to the Group	359	415
Aggregated amount of the Group's share of profit (loss) from continuing operations	30	35
Aggregated amount of the Group's share of post-tax profit (loss) from discontinued operations	0	0
Aggregated amount of the Group's share of other comprehensive income	(8)	(33)
Aggregated amount of the Group's share of total comprehensive income	22	2